-------------------------
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                                                       |OMB Number: 3235-0570
                                                       |
                                                       |Expires: Nov. 30, 2005
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                                                       |hours per response: 5.0
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number  811-09405
                                       -----------------------------------------

                          Amstar Investment Trust
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


       225 West 34th Street, Suite 918     New York, New York  10122
   -----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Wade R. Bridge, Esq.

Ultimus Fund Solutions LLC 135 Merchant Street, Suite 230 Cincinnati, Ohio 45246
   -----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (212) 209-8845
                                                    ----------------

Date of fiscal year end:  September 30, 2003
                          ---------------------------

Date of reporting period: March 31, 2003
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


================================================================================





                             AMSTAR INVESTMENT TRUST
                             -----------------------


                                AMSTAR VALUE FUND
                                -----------------
                            AMSTAR TOTAL RETURN FUND
                            ------------------------
                        AMSTAR INTERNATIONAL EQUITY FUND
                        --------------------------------
                             AMSTAR HIGH YIELD FUND
                             ----------------------







                               SEMI-ANNUAL REPORT
                                 March 31, 2003
                                   (Unaudited)












            INVESTMENT MANAGER                              ADMINISTRATOR
      AMSTAR INVESTMENT MANAGEMENT, LLC              ULTIMUS FUND SOLUTIONS, LLC
14 Penn Plaza, 225 West 34th Street, Suite 918             P.O. Box 46707
          New York, New York 10122                   Cincinnati, Ohio 45246-0707
              1.800.901.6049                                 1.877.309.9062




================================================================================

AMSTAR VALUE FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)
================================================================================

   SHARES     COMMON STOCKS - 94.4%                                     VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 15.0%
     145      Cedar Fair, L.P.                                      $   3,613
     965      ChipPAC, Inc. - Class A (a)                               3,474
      70      Columbia Sportswear Co. (a)                               2,602
      50      Hughes Supply, Inc.                                       1,164
     200      J.C. Penney Company, Inc.                                 3,928
     250      Leggett & Platt, Inc.                                     4,570
     145      Liz Claiborne, Inc.                                       4,483
     125      Manpower, Inc.                                            3,735
      60      Omnicom Group, Inc.                                       3,250
      50      Reebok International Ltd. (a)                             1,643
      60      Ross Stores, Inc.                                         2,169
     340      Ruby Tuesday, Inc.                                        6,936
     225      Staples, Inc. (a)                                         4,124
      80      Tribune Co.                                               3,601
                                                                    ---------
                                                                       49,292
                                                                    ---------

              CONSUMER STAPLES - 1.1%
      95      Universal Corp.                                           3,587
                                                                    ---------

              ENERGY - 7.2%
     185      Airgas, Inc. (a)                                          3,424
      70      Nabors Industries Ltd. (a)                                2,791
     195      Ocean Energy, Inc.                                        3,900
     135      Pioneer Natural Resources Co. (a)                         3,389
     150      PPL Corp.                                                 5,341
      90      Premcor, Inc. (a)                                         2,312
     275      Superior Energy Services, Inc. (a)                        2,351
                                                                    ---------
                                                                       23,508
                                                                    ---------

              FINANCIALS - 24.7%
      50      Affiliated Managers Group, Inc. (a)                       2,079
      40      Ambac Fianancial Group, Inc.                              2,021
      80      Bear Stearns Cos., Inc. (The)                             5,248
     125      Compass Bancshares, Inc.                                  3,909
      80      Delphi Financial Group, Inc. - Class A                    3,134
     360      Doral Financial Corp.                                    12,726
      90      Everest Re Group, Ltd.                                    5,149
     135      First American Corp.                                      3,294
     120      Franklin Resources, Inc.                                  3,949
     100      IPC Holdings, Ltd.                                        3,009
     100      Jefferies Group, Inc.                                     3,595
      65      LaBranche & Co., Inc.                                     1,195
     120      Legg Mason, Inc.                                          5,849
      55      Lehman Brothers Holdings, Inc.                            3,176
     175      National Commerce Financial Corp.                         4,148

AMSTAR VALUE FUND
PORTFOLIO OF INVESTMENTS (continued)
MARCH 31, 2003 (UNAUDITED)
================================================================================

   SHARES     COMMON STOCKS - 94.4% (continued)                         VALUE
--------------------------------------------------------------------------------
              FINANCIALS - 24.7% (continued)
     160      Platinum Underwriters Holdings, Ltd.                  $   4,056
     185      Scottish Annuity & Life Holdings, Ltd.                    3,223
     175      SouthTrust Corp.                                          4,468
     120      State Street Corp.                                        3,796
     115      T. Rowe Price Group, Inc.                                 3,119
                                                                    ---------
                                                                       81,143
                                                                    ---------

              HEALTH CARE - 2.8%
      40      Henry Schein, Inc. (a)                                    1,804
     105      Omnicare, Inc.                                            2,857
     100      Owens & Minor, Inc.                                       1,755
      35      WellPoint Health Networks, Inc. (a)                       2,686
                                                                    ---------
                                                                        9,102
                                                                    ---------

              INDUSTRIALS - 13.9%
     230      Airborne, Inc.                                            4,510
     180      Alliant Techsystems, Inc. (a)                             9,722
      90      Forward Air Corp. (a)                                     1,958
     140      Genesee & Wyoming, Inc. - Class A (a)                     2,170
      95      Hovnanian Enterprises, Inc. - Class A (a)                 3,282
     280      Norfolk Southern Corp.                                    5,197
     115      Parker-Hannifin Corp.                                     4,455
     100      PPG Industries, Inc.                                      4,508
      70      Precision Drilling Corp. (a)                              2,336
     130      United Defense Industries, Inc. (a)                       2,813
     165      UTI Worldwide, Inc.                                       4,620
                                                                    ---------
                                                                       45,571
                                                                    ---------

              INFORMATION TECHNOLOGY - 14.4%
     120      Analog Devices, Inc. (a)                                  3,300
     225      Brooks Automation, Inc. (a)                               2,176
     190      Cree, Inc. (a)                                            3,519
     475      Flextronics International Ltd. (a)                        4,142
     270      Foundry Networks, Inc. (a)                                2,171
     485      Knight Trading Group, Inc. (a)                            1,892
      65      Kronos, Inc. (a)                                          2,278
     110      L-3 Communications Holdings, Inc. (a)                     4,419
     230      McDATA Corp. - Class A (a)                                1,976
     920      Mediacom Communications Corp. (a)                         8,096
     185      National Semiconductor Corp. (a)                          3,152
     190      NetIQ Corp.(a)                                            2,120
     105      Novellus Systems, Inc. (a)                                2,863
     160      Veridian Corp. (a)                                        3,184
     610      Wind River Systems, Inc. (a)                              1,818
                                                                    ---------
                                                                       47,106
                                                                    ---------

AMSTAR VALUE FUND
PORTFOLIO OF INVESTMENTS (continued)
MARCH 31, 2003 (UNAUDITED)
================================================================================

   SHARES     COMMON STOCKS - 94.4%  (continued)                       VALUE
--------------------------------------------------------------------------------
              MATERIALS - 6.6%
     310      Chesapeake Energy Corp.                               $   2,437
     215      Pactiv Corp. (a)                                          4,364
     205      Pope & Talbot, Inc.                                       2,573
      85      Praxair, Inc.                                             4,790
     130      Sealed Air Corp. (a)                                      5,217
     140      Timken Co.                                                2,187
                                                                    ---------
                                                                       21,568
                                                                    ---------

              REAL ESTATE INVESTMENT TRUSTS - 1.7%
     100      AMB Property Corp.                                        2,825
      70      Boston Properties, Inc.                                   2,653
                                                                    ---------
                                                                        5,478
                                                                    ---------

              TELECOMMUNICATIONS SERVICES - 0.8%
     130      UTStarcom, Inc. (a)                                       2,599
                                                                    ---------

              UTILITIES - 6.2%
     130      Cinergy Corp.                                             4,374
      90      Dominion Resources, Inc.                                  4,983
      95      FPL Group, Inc.                                           5,598
     215      Wisconsin Energy Corp.                                    5,461
                                                                    ---------
                                                                       20,416
                                                                    ---------

              TOTAL COMMON STOCKS (Cost $302,271)                   $ 309,370
                                                                    ---------

 FACE AMOUNT
 ------------
              SHORT TERM MONEY MARKET SECURITIES - 7.2%
  $ 23,578    The Bank of New York Cash Reserve
               (Cost $23,578)                                       $  23,578
                                                                    ---------

              TOTAL INVESTMENTS AT VALUE - 101.6% (Cost $325,849)   $ 332,948

              LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6%)           (5,117)
                                                                    ---------
              NET ASSETS - 100.0%                                   $ 327,831
                                                                    =========


     (a)  Non-income producing security.

See accompanying notes to financial statements.

AMSTAR TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)
================================================================================

 PAR VALUE    U.S. TREASURY AND AGENCY OBLIGATIONS - 18.9%             VALUE
--------------------------------------------------------------------------------
              U.S. TREASURY NOTES - 11.4%
$ 220,000     1.75%, due 12/31/04                                   $  221,263
  250,000     3.00%, due 02/15/08                                      252,930
  105,000     3.875%, due 02/15/13                                     105,439
                                                                    ----------
                                                                       579,632
                                                                    ----------
              FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.5%
  130,000     4.00%, due 10/29/07                                      133,087
   75,000     6.25%, due 03/05/12                                       81,958
   65,000     4.50%, due 01/15/13                                       66,020
                                                                    ----------
                                                                       281,065
                                                                    ----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION BONDS - 2.0%
   50,000     5.25%, due 08/01/12                                       52,295
   50,000     4.75%, due 02/21/13                                       50,239
                                                                    ----------
                                                                       102,534
                                                                    ----------

              TOTAL U.S. TREASURY AND AGENCY OBLIGATIONS
               (Cost $960,958)                                      $  963,231
                                                                    ----------

================================================================================

 PAR VALUE    MORTGAGE-BACKED SECURITIES - 6.7%                        VALUE
--------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.1%
$  65,000     2.55%, due 08/15/07                                   $   65,061
  136,729     5.50%, due 12/15/17                                      141,961
                                                                    ----------
                                                                       207,022
                                                                    ----------

              OTHER MORTGAGE-BACKED SECURITIES - 2.6%
   75,000     Bear Stearns Commercial Mortgage Securities,
               7.08%, due 06/15/09                                      86,998
   44,948     JP Morgan Chase Commercial Mortgage Securities,
               5.288%, due 03/15/33                                     47,101
                                                                    ----------
                                                                       134,099
                                                                    ----------

             TOTAL MORTGAGE-BACKED SECURITIES (Cost $339,448)       $  341,121
                                                                    ----------
================================================================================
 PAR VALUE    ASSET-BACKED SECURITIES - 11.2%                           VALUE
--------------------------------------------------------------------------------
$ 115,000     Americredit Automobile Receivables Trust,
               5.37%, due 06/12/08                                  $  120,111
   70,000     Drive Auto Receivables Trust, 2.41%, due 04/16/07         70,819
  115,000     Isuzu Auto Owner Trust, 5.31%, due 01/22/07              120,089
   75,000     Long Beach Auto Receivables Trust, 2.021%,
               due 07/15/07                                             74,859
  105,639     Navistar Financial Corp. Owner Trust, 7.34%,
               due 01/15/07                                            108,183
   72,249     Union Acceptance Corp., 6.85%, due 02/08/06               74,024
                                                                    ------------
              TOTAL ASSET-BACKED SECURITIES (Cost $568,832)          $ 568,085
                                                                    ------------

AMSTAR TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Continued)
MARCH 31, 2003 (UNAUDITED)
================================================================================
 PAR VALUE    CORPORATE BONDS - 61.5%                                  VALUE
--------------------------------------------------------------------------------
              FINANCE - 51.0%
              Allstate Corp.,
$ 135,000        5.375%, due 12/01/06                               $  146,580
                                                                    ------------

              American Express Co.,
  175,000        3.75%, due 11/20/07                                   179,167
                                                                    ------------

              Associates Corp., N.A.,
  150,000        7.625%, due 04/27/05                                  166,224
                                                                    ------------

              Bank of America Corp.,
  115,000        6.625%, due 08/01/07                                  130,208
                                                                    ------------

              Bank One Corp.,
  105,000        6.50%, due 02/01/06                                   116,701
                                                                    ------------

              Bear Stearns Co., Inc.,
   85,000        3.00%, due 03/30/06                                    85,800
                                                                    ------------

              Countrywide Home Loan,
  125,000        5.625%, due 05/15/07                                  134,421
                                                                    ------------

              Credit Suisse First Boston USA, Inc.,
   75,000        4.625%, due 01/15/08                                   77,389
                                                                    ------------

              First Union National Bank,
  150,000        7.125%, due 10/15/06                                  169,992
                                                                    ------------

              Fleetboston Financial Corp.,
  100,000        4.875%, due 12/01/06                                  106,289
                                                                    ------------

              Ford Motor Credit Co.,
   75,000        7.60%, due 08/01/05                                    76,453
  135,000        7.375%, due 02/01/11                                  125,791
                                                                    ------------
                                                                       202,244
                                                                    ------------

              General Electric Capital Corp.,
  115,000        6.00%, due 06/15/12                                   125,406
                                                                    ------------

              Goldman Sachs Group, Inc.,
  100,000        5.25%, due 04/01/13                                   101,005
                                                                    ------------

              Household Finance Corp.,
   70,000        4.625%, due 01/15/08                                   72,541
   50,000        6.40%, due 06/17/08                                    55,636
                                                                    ------------
                                                                       128,177
                                                                    ------------

AMSTAR TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Continued)
MARCH 31, 2003 (UNAUDITED)
================================================================================
 PAR VALUE    CORPORATE BONDS - 61.5% (continued)                       VALUE
--------------------------------------------------------------------------------
              FINANCE - 51.0% (continued)
              International Lease Finance Corp.,
$ 115,000        4.00%, due 01/17/06                                $  116,531
                                                                    ----------

              Lehman Brothers Holdings,
   50,000        7.375%, due 05/15/04                                   53,210
  100,000        4.00%, due 01/22/08                                   102,085
                                                                    ----------
                                                                       155,295
                                                                    ----------

              Merrill Lynch & Co.,
  150,000        5.36%, due 02/01/07                                   161,092
                                                                    ----------

              Morgan Stanley,
  120,000        5.30%, due 03/01/13                                   122,261
                                                                    ----------

              PNC Funding Corp.,
  100,000        5.75%, due 08/01/06                                   108,841
                                                                    ----------

              TIAA Global Markets,
   60,000        3.875%, due 01/22/08                                   61,570
                                                                    ----------


              TOTAL FINANCE CORPORATE BONDS                          2,595,193
                                                                    ----------

              INDUSTRIAL - 8.8%
              Abbott Laboratories,
   90,000        5.625%, due 07/01/06                                   98,820
                                                                    ----------

              BAE Systems 2001 Asset Trust,
   99,761        6.664%, due 09/15/13                                  109,463
                                                                    ----------

              Diageo Capital PLC,
  100,000        3.375%, due 03/20/08                                   99,983
                                                                    ----------

              Johnson & Johnson,
  120,000        8.72%, due 11/01/24                                   137,517
                                                                    ----------

              TOTAL INDUSTRIAL CORPORATE BONDS                         445,783
                                                                    ----------

              UTILITY - 1.7%
              Verizon New Jersey, Inc.,
   80,000        5.875%, due 01/17/12                                   86,440
                                                                    ----------

              TOTAL CORPORATE BONDS (Cost $3,088,790)               $3,127,416
                                                                    ----------

AMSTAR TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Continued)
MARCH 31, 2003 (UNAUDITED)
================================================================================
  SHARES         MONEY MARKETS  - 0.7%                                  VALUE
--------------------------------------------------------------------------------
   37,085        SEI Daily Income Trust Government - Class B
                  (Cost $37,085)                                    $   37,085
                                                                    ----------

                 TOTAL INVESTMENTS AT VALUE - 99.0%
                  (Cost $4,995,113)                                 $5,036,938

                 OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%           52,404
                                                                    ----------

                 NET ASSETS - 100.0%                                $5,089,342
                                                                    ==========





See accompanying notes to financial statements.


AMSTAR INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2003 (UNAUDITED)
=================================================================================================================
                                                            AMSTAR        AMSTAR         AMSTAR         AMSTAR
                                                            VALUE      TOTAL RETURN   INTERNATIONAL    HIGH YIELD
                                                             FUND           FUND       EQUITY FUND       FUND
-----------------------------------------------------------------------------------------------------------------

ASSETS
Investment securities:
    At acquisition cost                                  $  325,849      $4,995,113     $     --       $     --
                                                         ==========      ==========     ==========     ==========
    At market value (Note 1)                             $  332,948      $5,036,938     $     --       $     --
Cash                                                           --              --              100            100
Dividends and interest receivable                               353          52,069           --             --
Receivable for investment securities sold                     1,481         125,626           --             --
Receivable from Manager (Note 3)                              8,169           3,281           --             --
Other assets                                                  2,010             350           --             --
                                                         ----------      ----------     ----------     ----------
      Total Assets                                          344,961       5,218,264            100            100
                                                         ----------      ----------     ----------     ----------

LIABILITIES
    Payable for investment securities purchased               4,284         117,138           --             --
    Payable to Administrator (Note 3)                         5,300           5,300           --             --
    Other accrued expenses and liabilities                    7,546           6,484           --             --
                                                         ----------      ----------     ----------     ----------
      Total Liabilities                                      17,130         128,922           --             --
                                                         ----------      ----------     ----------     ----------

NET ASSETS                                               $  327,831      $5,089,342     $      100     $      100
                                                         ==========      ==========     ==========     ==========

NET ASSETS CONSIST OF:
    Paid-in capital                                      $  345,989      $5,026,044     $      100     $      100
    Undistributed (overdistributed) net
     investment income                                         (241)            443           --             --
    Accumulated net realized gains (losses) from
     security transactions                                  (25,016)         21,030           --             --
    Net unrealized appreciation on investments                7,099          41,825           --             --
                                                         ----------      ----------     ----------     ----------
      Total net assets                                   $  327,831      $5,089,342     $      100     $      100
                                                         ==========      ==========     ==========     ==========

Shares of beneficial interest outstanding
 (unlimited number of shares authorized, no par value)       29,726       1,005,157             10             20
                                                         ==========      ==========     ==========     ==========

Net asset value and redemption price per share (Note 1)  $    11.03      $     5.06     $    10.00     $     5.00
                                                         ==========      ==========     ==========     ==========

Maximum offering price per share (Note 1)                $    11.58      $     5.31     $    10.50     $     5.25
                                                         ==========      ==========     ==========     ==========


See accompanying notes to financial statements.


AMSTAR INVESTMENT TRUST
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2003(a) (UNAUDITED)
=================================================================================================================
                                                            AMSTAR          AMSTAR        AMSTAR         AMSTAR
                                                             VALUE       TOTAL RETURN INTERNATIONAL    HIGH YIELD
                                                             FUND            FUND      EQUITY FUND        FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                               $   1,994      $    1,061     $     --       $     --
  Interest                                                       31          40,963           --             --
                                                          ---------      ----------     ----------     ----------
      Total investment income                                 2,025          42,024           --             --
                                                          ---------      ----------     ----------     ----------

EXPENSES
  Organization expenses (Note 1)                               --            16,278         16,278         16,278
  Professional fees                                          27,436           4,110            300            300
  Fund accounting fees (Note 3)                              14,305           6,873           --             --
  Administration fees (Note 3)                               12,000           6,000           --             --
  Shareholder services and transfer agent fees (Note 3)       6,750           3,000           --             --
  Management fees (Note 3)                                    1,339           7,458           --             --
  Custodian fees                                              6,656           1,559             30             30
  Registration and filing fees                                6,026             506           --             --
  Postage & supplies                                          3,791             134           --             --
  Insurance expense                                           1,880           1,880           --             --
  Distribution fees (Note 4)                                    201           3,107           --             --
  Trustees' fees and expenses                                   697             697            697            697
  Pricing fees                                                1,270           1,149           --             --
  Shareholder servicing plan fees (Note 4)                       80           1,243           --             --
  Printing of shareholder reports                               249             249            249            249
  Other expenses                                              3,429             725            322            305
                                                          ---------      ----------     ----------     ----------
      Total expenses                                         86,109          54,968         17,876         17,859
  Less fees waived and expenses reimbursed by the
      Adviser (Note 3)                                      (84,905)        (39,431)       (17,876)       (17,859)
                                                          ---------      ----------     ----------     ----------
      Net expenses                                            1,204          15,537           --             --
                                                          ---------      ----------     ----------     ----------

NET INVESTMENT INCOME                                           821          26,487           --             --
                                                          ---------      ----------     ----------     ----------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
  Net realized gains (losses) from security transactions    (21,914)         21,030           --             --
  Net change in unrealized appreciation/depreciation
      on investments                                         25,907          41,825           --             --
                                                          ---------      ----------     ----------     ----------

NET REALIZED AND UNREALIZED GAINS
  ON INVESTMENTS                                              3,993          62,855           --             --
                                                          ---------      ----------     ----------     ----------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                         $   4,814      $   89,342     $     --       $     --
                                                          =========      ==========     ==========     ==========

(a)  Except for the Amstar Total Return Fund, Amstar  International Equity Fund,
     and  Amstar  High  Yield  Fund,   which   represent  the  period  from  the
     commencement of operations (December 31, 2002) through March 31, 2003.

See accompanying notes to financial statements.


AMSTAR INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================================
                                                                     AMSTAR VALUE            AMSTAR TOTAL
                                                                         FUND                 RETURN FUND
-----------------------------------------------------------------------------------------------------------

                                                            SIX MONTHS                           PERIOD
                                                                ENDED            YEAR             ENDED
                                                              MARCH 31,          ENDED          MARCH 31,
                                                                2003           SEPT. 30,         2003(a)
                                                            (UNAUDITED)          2002          (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                    $      821        $    2,332       $    26,487
   Net realized gains (losses) from security transactions      (21,914)           (2,825)           21,030
   Net change in unrealized appreciation/depreciation
     on investments                                             25,907           (37,762)           41,825
                                                            ----------        ----------       -----------
 Net increase (decrease) in net assets from operations           4,814           (38,255)           89,342
                                                            ----------        ----------       -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                   (2,866)           (1,728)          (26,044)
   From net realized gains from security transactions             --              (9,306)             --
                                                            ----------        ----------       -----------
Net decrease in net assets from distributions
   to shareholders                                              (2,866)          (11,034)          (26,044)
                                                            ----------        ----------       -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      --             209,819         5,000,000
   Net asset value of shares issued in reinvestment of
     distributions to shareholders                               2,866            11,034            26,044
                                                            ----------        ----------       -----------
Net increase in net assets from capital share
   transactions                                                  2,866           220,853         5,026,044
                                                            ----------        ----------       -----------

TOTAL INCREASE IN NET ASSETS                                     4,814           171,564         5,089,342

NET ASSETS
   Beginning of period                                         323,017           151,453              --
                                                            ----------        ----------       -----------
   End of period                                            $  327,831        $  323,017       $ 5,089,342
                                                            ==========        ==========       ===========

UNDISTRIBUTED (OVERDISTRIBUTED) NET
   INVESTMENT INCOME                                        $     (241)       $    1,804       $       443
                                                            ==========        ==========       ===========

SUMMARY OF FUND SHARE ACTIVITY:
   Shares sold                                                     --             17,583         1,000,000
   Shares reinvested                                               268               793             5,157
                                                            ----------        ----------       -----------
   Net increase in shares outstanding                              268            18,376         1,005,157
   Shares outstanding, beginning of period                      29,458            11,082              --
                                                            ----------        ----------       -----------
   Shares outstanding, end of period                            29,726            29,458         1,005,157
                                                            ==========        ==========       ===========


(a) Represents the period from the commencement of operations (December 31, 2002) through March 31, 2003.

See accompanying notes to financial statements.

AMSTAR INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                AMSTAR             AMSTAR
                                             INTERNATIONAL       HIGH YIELD
                                              EQUITY FUND           FUND
--------------------------------------------------------------------------------
                                                PERIOD             PERIOD
                                                ENDED               ENDED
                                               MARCH 31,          MARCH 31,
                                                2003(a)            2003(a)
                                              (UNAUDITED)        (UNAUDITED)
--------------------------------------------------------------------------------

FROM OPERATIONS
 Net investment income                        $    --             $     --
                                              ----------          ----------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold                         100                  100
                                              ----------          ----------

TOTAL INCREASE IN NET ASSETS                       100                  100

NET ASSETS
 Beginning of period                               --                   --
                                             ----------           ----------
 End of period                               $     100             $    100
                                             ==========           ==========


SUMMARY OF FUND SHARE ACTIVITY:
 Shares sold                                        10                   20
                                             ----------           ----------
 Net increase in shares outstanding                 10                   20
 Shares outstanding, beginning of period           --                   --
                                             ----------           ----------
 Shares outstanding, end of period                  10                   20
                                            ===========           ==========


(a) Represents the period from the commencement of operations (December 31, 2002) through March 31, 2003.

See accompanying notes to financial statements.


AMSTAR VALUE FUND
FINANCIAL HIGHLIGHTS
=================================================================================================================
                              SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED            YEAR          YEAR          PERIOD
                                                          MARCH 31,         ENDED          ENDED          ENDED
                                                             2003         SEPT. 30,      SEPT. 30,      SEPT. 30,
                                                         (UNAUDITED)         2002           2001         2000 (a)
-----------------------------------------------------------------------------------------------------------------
PER SHARE DATA

Net asset value at beginning of period                   $    10.97      $    13.67     $    15.46     $    10.00
                                                         ----------      ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment income                                        0.03            0.08           0.13           0.15
  Net realized and unrealized gains (losses)
  on investements                                              0.13           (1.98)          0.40           5.31
                                                         ----------      ----------     ----------     ----------
Total from investment operations                               0.16           (1.90)          0.53           5.46
                                                         ----------      ----------     ----------     ----------

Less distributions:
  Distributions from net investment income                    (0.10)          (0.13)         (0.18)          --
  Distributions from net realized gains                        --             (0.67)         (2.14)          --
                                                         ----------      ----------     ----------     ----------
Total distributions                                           (0.10)          (0.80)         (2.32)          --
                                                         ----------      ----------     ----------     ----------

Net asset value at end of period                         $    11.03      $    10.97     $    13.67     $    15.46
                                                         ==========      ==========     ==========     ==========

TOTAL RETURN                                                  1.46%(b)       (15.15%)         2.92%         54.60%
                                                         ==========      ==========     ==========     ==========

Net assets at end of period                              $  327,831      $  323,017     $  151,453     $  147,169
                                                         ==========      ==========     ==========     ==========


Ratio of expenses to average net assets:
  Before expense reimbursement and waived fees               52.47%(c)        56.06%         80.71%         89.12%
  After expense reimbursement and waived fees                 0.73%(c)         0.00%          0.00%          0.00%

Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement and waived fees             (51.24%)(c)       (54.95%)       (79.65%)       (87.75%)
  After expense reimbursement and waived fees                 0.50%(c)         1.12%          1.06%          1.37%

Portfolio turnover rate                                        145%(c)          198%           183%           272%

(a) Represents the period from the commencement of operations (October 2, 1999) through September 30, 2000.
(b) Total return shown excludes the effect of applicable sales load and is not annualized.
(c)  Annualized.

See accompanying notes to financial statements.

AMSTAR TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  PERIOD
                                                                   ENDED
                                                                 MARCH 31,
                                                                  2003 (a)
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
PER SHARE DATA

Net asset value at beginning of period                           $      5.00
                                                               -------------

Income from investment operations:
   Net investment income                                                0.03
   Net realized and unrealized gains on investments                     0.06
                                                               -------------
     Total from investment operations                                   0.09
                                                               -------------

Less distributions:
   Distributions from net investment income                            (0.03)
                                                               -------------

Net asset value at end of period                                 $      5.06
                                                               =============

TOTAL RETURN                                                            1.72%(b)
                                                               =============

Net assets at end of period                                      $ 5,089,342
                                                               =============


Ratio of expenses to average net assets:
   Before expense reimbursement and waived fees                         4.37%(c)
   After expense reimbursement and waived fees                          1.24%(c)

Ratio of net investment income to average net assets:
   Before expense reimbursement and waived fees                       (1.03%)(c)
   After expense reimbursement and waived fees                          2.11%(c)

Portfolio turnover rate                                                  398%(c)

(a) Represents the period from the commencement of operations (December 31, 2002) through March 31, 2003.
(b) Total return shown excludes the effect of applicable sales load and is not annualized.
(c)  Annualized.

See accompanying notes to financial statements.

AMSTAR INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                   PERIOD
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2003 (a)
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
PER SHARE DATA

Net asset value at beginning of period                           $     10.00
                                                               -------------

Income from investment operations                                       0.00
                                                               -------------

Net asset value at end of period                                 $     10.00
                                                               =============

TOTAL RETURN                                                            0.00%
                                                               =============

Net assets at end of period                                      $       100
                                                               =============


Ratio of expenses to average net assets:
   Before expense reimbursement and waived fees                       717.00%(b)
   After expense reimbursement and waived fees                          0.00%(b)

Ratio of net investment income to average net assets:
   Before expense reimbursement and waived fees                     (717.00%)(b)
   After expense reimbursement and waived fees                          0.00%(b)

Portfolio turnover rate                                                    0%

(a) Represents the period from the commencement of operations (December 31, 2002) through March 31, 2003.

(b)  Annualized.

See accompanying notes to financial statements.

AMSTAR HIGH YIELD FUND
FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================
                                                                     PERIOD
                                                                      ENDED
                                                                    MARCH 31,
                                                                     2003 (a)
                                                                   (UNAUDITED)
--------------------------------------------------------------------------------
PER SHARE DATA

Net asset value at beginning of period                           $      5.00
                                                               -------------

Income from investment operations                                       0.00
                                                               -------------

Net asset value at end of period                                 $      5.00
                                                               =============

TOTAL RETURN                                                            0.00%
                                                               =============

Net assets at end of period                                      $       100
                                                               =============


Ratio of expenses to average net assets:
   Before expense reimbursement and waived fees                       716.32%(b)
   After expense reimbursement and waived fees                          0.00%(b)

Ratio of net investment income to average net assets:
   Before expense reimbursement and waived fees                     (716.32%)(b)
   After expense reimbursement and waived fees                          0.00%(b)

Portfolio turnover rate                                                    0%

(a) Represents the period from the commencement of operations (December 31, 2002) through March 31, 2003.
(b)  Annualized.

See accompanying notes to financial statements.

AMSTAR INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (UNAUDITED)
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Amstar Investment Trust (formerly Valenzuela Capital Trust) (the "Trust") was organized as a Delaware business trust on June 22, 1999. The Trust is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Amstar Value Fund (formerly Val Cap Mid Cap Fund), Amstar Total Return Fund, Amstar International Equity Fund and Amstar High Yield Fund (collectively, the "Funds" and each individually, a "Fund") are each a series of the Trust. The Trust is authorized to issue an unlimited number of shares.

     As part of the Trust's organization, the Amstar Value Fund issued in a private placement 5,000 shares of beneficial interest to its sub-adviser, Valenzuela Capital Partners LLC, ("VCP"), at $10.00 a share on October 2, 1999. Additionally, the Amstar Value Fund, in a secondary private placement, issued 4,521 shares of beneficial interest to a principal of VCP at $11.06 a share on January 17, 2000 and issued 10,795 shares at $11.10 a share on September 27, 2002 to the same principal. The Amstar Total Return Fund was capitalized on December 31, 2002, when its sub-adviser, MBIA Capital Management Corp. ("MBIA CMC"), purchased the initial shares of the Fund at $5.00 per share.

     The Amstar International Equity Fund and the Amstar High Yield Fund were also capitalized on December 31, 2002, when AMIC Distribution Partners, Inc. ("ADPI"), the parent company of the Funds Investment Manager, Amstar Investment Management, LLC (the "Manager" or "Amstar"), purchased the initial shares of each Fund at $10.00 and $5.00 per share, respectively. These two Funds have not yet commenced a public offering of their shares.

     Amstar Value Fund's investment objective is capital appreciation primarily through investments in common stocks of small to mid-capitalization companies. The Fund seeks to achieve its objective by investing at least 80% of its net assets in a combination of small- and mid-capitalization companies.

     Amstar Total Return Fund's investment objective is maximum current income, with a secondary objective of growth. The Fund seeks to achieve its objective by investing primarily, under normal circumstances, at least 80% of its net assets in a diversified portfolio of fixed-income securities.

     Amstar International Equity Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing in a wide variety of international equity securities issued throughout the world, normally excluding the United States.

AMSTAR INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003 (UNAUDITED)
================================================================================

     Amstar High Yield Fund's investment objective is to achieve a high level of income as its main objective. Capital appreciation is a secondary objective. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in non- investment grade debt securities rated below BBB by S&P or Baa by Moody's or the equivalent.

     The following is a summary of the Funds' significant accounting policies:

     SECURITIES VALUATION - The Funds' portfolio securities are valued as of the close of regular trading of the New York Stock exchange, normally 4:00 p.m., Eastern time, on days the exchange is open. The Funds' securities are generally valued at current market prices. If market quotations are not readily available, prices are based on a fair value estimate, determined in accordance with methods approved by the Funds' Board of Trustees. Investments in money market instruments are generally valued at cost plus accrued interest.

     SHARE VALUATION - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share of each Fund (effective January 31, 2003) is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The redemption price per share of each Fund is equal to the net asset value per share.

     INVESTMENT INCOME - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed-income securities purchased are amortized using the interest method.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Amstar Value Fund and Amstar International Equity Fund and are declared and paid monthly to shareholders of the Amstar Total Return Fund and Amstar High Yield Fund. With respect to each Fund, net realized capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

AMSTAR INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003 (UNAUDITED)
================================================================================

          The tax character of distributions paid for the periods ended March 31, 2003 and September 30, 2002 was as follows:

                                                     AMSTAR VALUE                     AMSTAR TOTAL
                                                         FUND                         RETURN FUND
                                         -------------------------------------    -------------------
                                             Six Months                                 Period
                                               Ended                 Year               Ended
                                             March 31,              Ended              March 31,
                                                2003              Sept. 30,            2003 (a)
                                            (Unaudited)              2002             (Unaudited)
                                         -----------------    ----------------    -------------------
     From ordinary income                  $      2,866         $      1,728        $       26,044
     From long-term capital gains                     -                9,306                     -
                                         -----------------    ----------------    -------------------
                                           $      2,866         $     11,034        $       26,044
                                         =================    ================    ===================

     (a) Represents the period from the commencement of operations (December 31, 2002) through March 31, 2003.

     ORGANIZATION EXPENSES - All costs incurred by the Trust in connection with the reorganization of the Amstar Value Fund and the organization of the other Funds and their initial public offerings of shares, principally professional fees, have been reimbursed by the Manager and are subject to recovery by the Manager pursuant to the Expense Limitation Agreement (See
     Note 3).

     SECURITY  TRANSACTIONS - Security  transactions  are accounted for on trade
     date.   The  cost  of   securities   sold  is   determined  on  a  specific
     identification basis.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

     FEDERAL INCOME TAX - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.


AMSTAR INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003 (UNAUDITED)
================================================================================

     The  following  information  is computed on a tax basis for each item as of
     March 31, 2003:
                                                   AMSTAR VALUE            AMSTAR TOTAL
                                                       FUND                 RETURN FUND
                                               ------------------       -------------------
     Cost of portfolio investments             $        326,858         $       4,995,113
                                               ==================       ===================
     Gross unrealized appreciation             $         24,662         $          51,480
     Gross unrealized depreciation                      (18,572)                   (9,655)
                                               ------------------       -------------------
     Net unrealized appreciation               $          6,090         $          41,825
                                               ------------------       -------------------
     Capital loss carrryforward                          (1,071)                      -
     Post-October losses                                 (1,688)                      -
     Accumulated ordinary income (loss)                    (241)                   21,473
     Other net losses                                   (21,248)                      -
                                               ------------------       -------------------
     Accumulated earnings (deficit)            $        (18,158)        $          63,298
                                               ==================       ===================

     The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States.

     For the Amstar Value Fund, the capital loss carryforward, which expires September 30, 2010, and the post-October losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.


2.   INVESTMENTS

     The cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, were as follows for the period ended March 31, 2003:

                                                  AMSTAR VALUE             AMSTAR TOTAL
                                                      FUND                  RETURN FUND
                                               ------------------       -------------------
     Purchases of investment securities        $        223,853         $       9,831,313
                                               ==================       ===================
     Proceeds from sales and
       maturities of investment securities     $        225,148         $       4,882,482
                                               ==================       ===================


3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Certain Trustees and officers of the Trust are affiliated with the Manager, Amstar Distributors, Inc. (the "Distributor") or Ultimus Fund Solutions, LLC ("Ultimus"). Such persons are not paid directly by the Trust for serving in those capacities.

AMSTAR INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003 (UNAUDITED)
================================================================================

     INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
     Under the terms of an investment management agreement effective December 4, 2002, between the Trust and the Manager, the Manager is entitled to receive fees from each Fund based on a percentage of the average daily net assets. The Amstar Value Fund and Amstar High Yield Fund each pay the Manager an annual rate of 0.85% of its average daily net assets. The Amstar Total Return Fund pays the Manager an annual rate of 0.60% of its average daily net assets and the Amstar International Equity Fund pays the Manager an annual rate of 1.00% of its average daily net assets.

     Prior to December 4, 2002, under the terms of an investment advisory agreement between the Trust and VCP, the Amstar Value Fund paid VCP an annual rate of 0.75% of its average daily net assets.

     VCP, effective December 4, 2002, has been retained by the Manager to manage the investments of the Amstar Value Fund. The Manager (not the Fund) pays VCP a fee for these services.

     MBIA CMC, effective December 31, 2002, has been retained by the Manager to manage the investments of the Amstar Total Return Fund. The Manager (not the Fund) pays MBIA CMC a fee for these services.

     Julius Baer Investment Management Inc. ("JBIMI"), effective December 31, 2002, has been retained by the Manager to manage the investments of the Amstar International Equity Fund. The Manager (not the Fund) pays JBIMI a fee for these services.

     Financial Management Advisors, Inc. ("FMA"), effective December 31, 2002, has been retained by the Manager to manage the investments of the Amstar High Yield Fund. The Manager (not the Fund) pays FMA a fee for these services.

     Pursuant to an Expense Limitation Agreement, the Manager has contractually agreed to limit operating expenses of each Fund ("Expense Cap"). The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund. In connection with this, the Manager has agreed to waive management fees and/or reimburse expenses in order to limit total annual fund operating expenses to 1.50% through December 31, 2012 for Amstar Value Fund, 1.25% through December 31, 2005 for Amstar Total Return Fund, 1.75% through December 31, 2005 for Amstar International Equity Fund and 1.50% through December 31, 2005 for Amstar High Yield Fund.

AMSTAR INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003 (UNAUDITED)
================================================================================

     In order to reduce operating expenses during the period ended March 31, 2003, the Manager waived $1,339 and $7,458 of its management fees and reimbursed $83,566 and $31,973 of operating expenses for the Amstar Value Fund and Amstar Total Return Fund, respectively. Additionally, the Manager reimbursed operating expenses of $17,876 and $17,859, respectively, for the Amstar International Equity Fund and Amstar High Yield Fund.

     Any such fee waivers and/or expense reimbursements by the Manager are subject to repayment by the respective Fund provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the agreed upon limitation, and provided further that the fees and expenses which are the subject of repayment were incurred within three years of the repayment. As of March 31, 2003, the amount of waived fees and reimbursed expenses (which includes organization costs) that may be recouped by the Manager in the future is $39,880, $39,431, $17,876 and $17,859 for the Amstar Value Fund, Amstar Total Return Fund, Amstar International Equity Fund and Amstar High Yield Fund, respectively.

     ADMINISTRATION AGREEMENT
     Ultimus supplies executive, administrative and regulatory compliance services to the Trust, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities.

     For these services, Ultimus receives a monthly fee from each Fund at an annual rate of 0.15% on its average daily net assets up to $50 million; 0.125% on the next $50 million of such assets; 0.10% on the next $150 million of such assets; 0.075% on the next $250 million of such assets; and 0.05% of such net assets in excess of $500 million, subject to an aggregate minimum monthly fee of $2,000 for each Fund.

     FUND ACCOUNTING AGREEMENT
     Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Trust. For these services, Ultimus receives from each Fund a monthly fee of $2,500, plus an asset based fee equal to 0.01% of average daily net assets up to $500 million and 0.005% of such assets in excess of $500 million. These monthly fees will be discounted by 10% until such times as net assets of any Fund reach $25 million, but in no case later than one year from the commencement of operations for any Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of its portfolio securities.

AMSTAR INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003 (UNAUDITED)
================================================================================

     TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
     Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $24 per shareholder account from each Fund, subject to a $1,500 minimum monthly fee. The minimum monthly fee is reduced to $1,000 for portfolios with less than 25 shareholder accounts.

4.   PLAN OF DISTRIBUTION

     The Trust has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The effective date of the Plan was December 4, 2002 for the Amstar Value Fund. The effective date of the Plan for the Amstar Total Return Fund, Amstar International Equity Fund and Amstar High Yield Fund was December 31, 2002. The Plan provides that each Fund may incur certain costs related to services or other activities that are primarily intended to result in the sale of shares, generally not to exceed 0.25% of its average daily net assets. For the period ended March 31, 2003, the Amstar Value Fund and Amstar Total Return Fund incurred $201 and $3,107, respectively, related to the Plan.

     The Trust has also adopted a Shareholder Servicing Plan (the "Servicing Plan"). The effective date of the Servicing Plan was December 4, 2002 for the Amstar Value Fund. The effective date of the Servicing Plan for the Amstar Total Return Fund, Amstar International Equity Fund and Amstar High Yield Fund was December 31, 2002. The Servicing Plan provides that each Fund may execute servicing agreements with financial intermediaries that are dealers of record or holders of record or which have a servicing relationship with the beneficial owners of shares of the Funds. For their service, a Fund will generally pay a fee not to exceed .10% of the Fund's average daily net assets. For the period ended March 31, 2003, the Amstar Value Fund and Amstar Total Return Fund incurred $80 and $1,243, respectively, related to the Servicing Plan.

     Prior to January 2, 2003, the plan of distribution then in effect provided that the Amstar Value Fund may incur certain costs related to the servicing of shareholder accounts, generally not to exceed 0.25% of its average daily net assets. No costs were incurred related to this plan.

AMSTAR INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003 (UNAUDITED)
================================================================================

5.   DISTRIBUTION AGREEMENT

     Under the terms of a Distribution Agreement between the Trust and the Distributor, the Distributor serves as the principal underwriter of shares of the Trust. The Distributor earned no fees from underwriting and broker commissions on the sale of shares of the Trust during the period ended March 31, 2003.

ITEM 2.   CODE OF ETHICS.


Not required


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEMS 5-6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not required


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.


(a)  Not required


(b)   Not required


ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable


(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Amstar Investment Trust
              ------------------------------------------




By (Signature and Title)*   /s/ Robert J. Adler
                           -----------------------------
                           Robert J. Adler, Chairman


Date   May 26, 2003
      ---------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*   /s/ Robert J. Adler
                           -----------------------------
                           Robert J. Adler, Chairman


Date   May 26, 2003
      ---------------------------------





By (Signature and Title)*   /s/ Mark J. Seger
                           -----------------------------
                           Mark J. Seger


Date   May 26, 2003
      ---------------------------------




* Print the name and title of each signing officer under his or her signature.